GENERAL AND ADMINISTRATIVE EXPENSES (Disclosure of detailed information about general and administrative expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of selling, general and administrative expense [Abstract]
Accounting and legal	$ 1,171	$ 984
Consulting fees	66	62
Directors' fees	443	265
Depreciation	136	127
General office expenses	404	189
Insurance	457	470
Investor relations and communications	182	184
Rent	42	6
Salaries and benefits	5,474	4,883
Stock-based compensation	1,973	1,022
Telephone and IT services	123	188
Transfer agent fees and regulatory fees	99	88
Travel	238	181
Total general and administrative expense	$ 10,808	$ 8,649